                        AMERICAN DIVERSIFIED FUNDS, INC.
                     AMERICAN DIVERSIFIED GLOBAL VALUE FUND

May 25, 1999

Dear Shareholders:

We are pleased to present this Annual Report, along with an update on the future of the American Diversified Global Value Fund. The Board of Directors of the American Diversified Global Value Fund (the "Fund") has voted to approve a tax-free reorganization of the American Diversified Global Value Fund. The Board, after careful deliberations, has determined that this transaction is in the best interest of the Fund and its shareholders, and will recommend to shareholders that the Fund be brought under the umbrella of the Orbitex Group of Funds through a merger with the Orbitex Growth Fund. The Orbitex Growth Fund seeks long-term growth of capital through investments in global equities and debt instruments, selected on the basis of strong value and growth characteristics. The Orbitex funds are managed by Orbitex Management, Inc., an experienced global investment advisor focused on specialty equity markets. Orbitex and its affiliates have more than $1.2 billion under management.

These actions require a shareholder vote. Proxy statements regarding this change will be mailed to shareholders within 60 days. Orbitex Management, Inc. has agreed to serve as the Fund's investment advisor during this interim period replacing American Diversified Asset Management, Inc.

How will these actions affect current shareholders? Effective immediately, Orbitex will take over investment management of the Fund subject to the Fund's existing investment objectives, policies and guidelines as set forth in the Fund's current prospectus. The Board of Directors has selected ADS Distributors, Inc. as the Fund's new distributor. Shortly, you will receive more detailed information describing the tax-free reorganization and the Orbitex funds. In addition to the Growth Fund, Orbitex currently manages several other mutual funds with which shareholders will have commission free exchange privileges.

Orbitex manages the Orbitex Group of Funds (US), a family of equity mutual funds available to individual investors through broker/dealers and financial advisors. Orbitex is affiliated with the Orbitex Group of Funds (Canada), a global investment advisor founded in 1986. Orbitex maintains offices in New York, London, Zurich, Nassau, Frankfurt, Mexico City and Dubai.

We appreciate your continued confidence and look forward to serving you in the future.


Thank you,

The Board of Directors

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
AMERICAN DIVERSIFIED GLOBAL VALUE FUND
LOS ANGELES, CALIFORNIA


We have audited the accompanying statement of assets and liabilities of American Diversified Global Value Fund (formerly the Rea-Graham Balanced Fund) including the portfolio of investments, as of March 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights
for the year then ended March 31, 1999.   These financial statements are the
responsibility of the Fund's management.   Our responsibility is to express an
opinion on these financial statements and financial highlights based on our
audit.   The financial statements and financial highlights presented for the year ended March 31, 1998 and prior were audited by other auditors whose report dated April 24, 1998, expressed an unqualified opinion on such statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are
free of material misstatement.   An audit includes examining, on a test basis,
evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of March 31, 1999,
by correspondence with the custodian.   An audit also includes assessing the
accounting principles used and significant estimates made by management, as well
as evaluating the overall financial statement presentation.   We believe that
our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Diversified Global Value Fund as of March 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.




                                             TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
MAY 4, 1999

AMERICAN DIVERSIFIED GLOBAL VALUE FUND

STATEMENT OF INVESTMENTS

MARCH 31, 1999
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                 COMMON STOCKS - 73.43%                    (NOTE 2-A)
                           ---------------------                     ----------
               AUTOMOTIVE - 3.73%
    11,100       Volkswagen AG (Germany)                             $   147,636
     4,000       Autoliv Inc. (Sweden)                                   150,250
                                                                     -----------
                                                                         297,886
                                                                     -----------
               CONGLOMERATE - 1.69%
     2,700       Seagram Co. Ltd. (Canada)                               135,000
                                                                     -----------
               CONSUMER PRODUCTS - 4.49%
     4,500       Diageo PLC ADR (UK)                                     205,875
     2,300       Unilever N.V. ADR (Netherlands)                         152,806
                                                                     -----------
                                                                         358,681

               CONTAINERS - 3.82%
     6,000       Crown Cork & Seal Co. (USA)                             171,375
     6,700       Jefferson Smurfit Grp. ADR (Ireland)                    134,000
                                                                     -----------
                                                                         305,375
                                                                     -----------
               DEFENSE - 2.14%
     5,000       Boeing Co. (USA)                                        170,625
                                                                     -----------
               ELECTRONICS - 2.86%
     2,500       Sony Corp. ADR (Japan)                                  228,281
                                                                     -----------
               ENERGY/OIL/GAS - 4.41%
     2,300       Exxon Corp. (USA)                                       162,294
     3,700       Repsol SA ADR (Spain)                                   189,625
                                                                     -----------
                                                                         351,919
                                                                     -----------
               FINANCE - 16.12%
     4,200       Allstate Corp. (USA)                                    155,663
    17,800       Bank Austria AG (Austria)                               211,767
     2,200       Chase Manhattan Corp. (USA)                             178,887
     3,800       Household International, Inc. (USA)                     173,375
     2,000       Merrill Lynch & Co. (USA)                               176,875
     3,800       Royal & Sun Alliance ADR (UK)                           171,950
     5,700       Societe Generale ADR (France)                           219,069
                                                                     -----------
                                                                       1,287,586
                                                                     -----------

               HEALTHCARE - 6.67%
     7,500       Invacare Corp. (USA)                                    182,344
     2,200       Novartis AG ADR (Switzerland)                           178,435
     3,900       Rhone-Poulenc SA ADR (France)                           171,600
                                                                     -----------
                                                                         532,379
                                                                     -----------
               OFFICE EQUIPMENT - 2.38%
     8,000       Canon, Inc. ADR (Japan)                                 191,000
                                                                     -----------


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

AMERICAN DIVERSIFIED GLOBAL VALUE FUND

STATEMENT OF INVESTMENTS - (CONTINUED)

MARCH 31, 1999
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                 COMMON STOCKS - 73.43%                    (NOTE 2-A)
                           ---------------------                     ----------
               RETAIL - 3.25%
     4,500       Nike Inc. Class B                                   $   259,594
                                                                     -----------

               SERVICE - 2.05%
     7,000       Manpower, Inc. (USA)                                    163,625
                                                                     -----------
               TECHOLOGY - 7.93%
     7,500       First Data Corp.                                        320,625
       700       International Business Machines (USA)                   124,075
     1,900       Texas Instruments, Inc. (USA)                           188,575
                                                                     -----------
                                                                         633,275
                                                                     -----------
               TELECOMMUNICATIONS - 10.01%
     8,000       Alcatel Alsthom (France)                                182,500
     3,000       AT&T Corp. (USA)                                        239,437
     3,900       Portugal Telecom SA ADR (Portugal)                      170,869
     5,300       Telecom New Zealand ADR (New Zealand)                   206,700
                                                                     -----------
                                                                         799,506
                                                                     -----------
               UTILITIES - 1.88%
     3,600       Texas Utilities Co. (USA)                               150,075
                                                                     -----------
               TOTAL COMMON STOCKS (COST $5,313,019)                   5,864,807
                                                                     -----------

 PRINCIPAL
 ---------                 U.S. GOVERNMENT OBLIGATIONS - 25.14%
$  500,000     U.S. Treasury Notes, 5.625%, Due 5/15/01              $   506,094
 1,000,000     U.S. Treasury Notes, 5.375%, Due 6/30/00                1,005,313
   500,000     U.S. Treasury Notes, 4.500%, Due 9/30/00                  496,406
                                                                     -----------

               TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $2,013,541)     2,007,813
                                                                     -----------

                           SHORT-TERM INVESTMENTS - 1.38%
   110,107     Chase Institutional Money Market (Cost $110,107)          110,107
                                                                     -----------

               TOTAL INVESTMENTS (COST $7,436,667) - 99.95%            7,982,727
               OTHER ASSETS LESS LIABILITIES NET -  .05%                   3,992
                                                                     -----------
               NET ASSETS - 100%                                      $7,986,719
                                                                     -----------
                                                                     -----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


AMERICAN DIVERSIFIED GLOBAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1999
--------------------------------------------------------------------------------


ASSETS
         Investments at market value
            (Identified cost $7,436,667) (NOTE 2-A)                   $7,982,727
         Interest receivable                                              24,228
         Dividends receivable                                             11,159
         Other assets                                                     42,234
                                                                      ----------
               TOTAL ASSETS                                            8,060,348
                                                                      ----------

LIABILITIES
         Payable to custodian                                         $    8,758
         Advisory fee payable                                             13,455
         Administration fees payable                                       5,785
         Distribution fees payable                                         4,709
         Accrued expenses                                                 40,922
                                                                      ----------
               TOTAL LIABILITIES                                          73,629
                                                                      ----------

NET ASSETS
         (Applicable to 503,747 shares outstanding)                   $7,986,719
                                                                      ----------
                                                                      ----------
NET ASSET VALUE
         Net asset value per share
           ($7,986,719 / 503,747 shares)                                 $15.85
                                                                      ----------
                                                                      ----------
         Offering price per share
           (100/95.25 x 15.85)                                            $16.64
                                                                      ----------
                                                                      ----------

NET ASSETS
         At March 31, 1999, net assets consisted of:
            Paid-in capital                                           $8,381,876
            Undistributed net investment income                           10,084
            Accumulated net realized loss on investments                (951,301)
            Net unrealized appreciation                                  546,060
                                                                      ----------
                                                                      $7,986,719
                                                                      ----------
                                                                      ----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

AMERICAN DIVERSIFIED GLOBAL VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
         Interest income                                               $ 215,923
         Dividends (net of foreign tax withheld of $9,071)                99,666
                                                                       ---------
               TOTAL INCOME                                              315,589
                                                                       ---------

         EXPENSES
            Management fee (NOTE 3)                                       88,174
            12b-1 fees (NOTE 3)                                           31,200
            Administration fees (NOTE 3)                                  31,679
            Transfer agent fees                                           15,470
            Accounting fees                                               16,239
            Legal and audit fees                                          31,828
            Shareholder reporting                                         18,441
            Custodian fees                                                19,094
            Registration fees                                             20,548
            Miscellaneous                                                  6,352
            Insurance                                                      1,170
            Directors fees                                                11,851
                                                                       ---------
               TOTAL EXPENSES                                            292,046
            Expenses reimbursed (NOTE 3)                                 (41,630)
            Expenses waived (NOTE 3)                                     (54,951)
                                                                       ---------
               NET EXPENSE                                               195,465
                                                                       ---------
                 NET INVESTMENT INCOME                                   120,124
                                                                       ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
         Net realized loss from security transactions                   (247,128)
         Change in unrealized appreciation of investments               (326,471)
                                                                       ---------
             NET LOSS ON INVESTMENTS                                    (573,599)
                                                                       ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(453,475)
                                                                       ----------
                                                                       ----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

AMERICAN DIVERSIFIED GLOBAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                 FOR THE             FOR THE
                                                                YEAR ENDED          YEAR ENDED
                                                                 MARCH 31,           MARCH 31,
                                                                   1999                1998
                                                                -----------         -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income                                       $   120,124         $   138,007
    Net realized gain (loss) on investments                        (247,128)            266,439
    Change in unrealized appreciation of investments               (326,471)            883,902
                                                                -----------         -----------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
        FROM OPERATIONS                                            (453,475)           ,288,348

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income
       ($.27 and $.23 per share, respectively)                     (139,910)           (143,282)

  CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Increase in net assets resulting from capital
       share transactions                                        (1,342,433)         (1,703,230)
                                                                -----------         -----------
       TOTAL DECREASE IN NET ASSETS                              (1,935,818)           (558,164)

NET ASSETS
  Beginning of year                                               9,922,537          10,480,701
                                                                -----------         -----------
  END OF YEAR
       (Including undistributed investment income of
       $10,084 and $29,870, respectively)                       $ 7,986,719         $ 9,922,537
                                                                -----------         -----------
                                                                -----------         -----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

AMERICAN DIVERSIFIED GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1999
--------------------------------------------------------------------------------
(1)  NATURE OF BUSINESS AND BASIS OF PRESENTATION

     American Diversified Global Value Fund (formerly Rea-Graham Balanced Fund) (the "FUND") is the only series of shares of American Diversified Funds, Inc. (formerly Rea-Graham Funds, Inc.), a diversified open-end management investment company registered under the Investment Company Act of 1940.
     It was organized in 1982 to succeed to the business of Rea, Graham-Plan Fund, an investment company organized as a limited partnership which commenced operations June 30, 1976 for the purpose of investing the partners' capital in securities under professional investment management. This succession occurred on April 29, 1982 when the partnership's net assets aggregating $3,436,275 were transferred to the Fund in exchange for
     300,000 shares of the Fund's capital stock.   The Fund seeks as its
     investment objectives medium-term capital growth, income and safety through balanced investments in common stocks, preferred stocks, U.S. Government Securities and money market instruments.

     The selected financial information, for the periods prior to April 29, 1982 (NOTE 7), gives effect to the assumed issuance of shares for partners' capital contributions based upon the 300,000 shares issued on April 29, 1982 as described above.


(2)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) VALUATION OF SECURITIES. Investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported, or which are traded over the counter, are valued at the mean between bid and asked prices.

     (B) INCOME TAXES. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no provision has been made for federal income taxes.

     (C) USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of asset and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (D) OTHER. Securities transactions are recorded on the trade date basis. Interest is accrued as earned and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund. Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.



--------------------------------------------------------------------------------


AMERICAN DIVERSIFIED GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 1999
--------------------------------------------------------------------------------

(3)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     On March 31, 1998, James Buchanan Rea, Inc. ("JBRI") the investment adviser and principal underwriter of the Fund completed a merger transaction pursuant to which all of the outstanding voting securities of JBRI were acquired by American Diversified Asset Management, Inc. ("ADAM"). A new Investment Advisory Agreement with ADAM, which is substantially similar to the Fund's previous Investment Advisory Agreement with JBRI and provides for the same investment advisory fee schedule, became effective on the same date. Under the terms of the agreement the Adviser receives a monthly fee of 1/12 of 1% of the first $20,000,000 of the Fund's net assets on the last business day of the month, 1/12 of .75% of the next $80,000,000, 1/12 of .5% of the next $100,000,000, and 1/12 of .45% of monthly net assets in excess of $200,000,000. ADAM has voluntarily agreed for a period of two years following the merger to limit the Fund's total operating expenses to 2.80% per annum. Effective August 1, 1998 ADAM voluntarily agreed to reduce the expense limit to 1.88% per annum. For the year ended March 31, 1999, ADAM reimbursed $41,630 and waived $54,951 in expenses.

     The Fund also reimburses ADAM for the Fund's share of ADAM's administrative and overhead costs. During the year ended March 31, 1999, such costs were $31,679.

     Pursuant to a Plan of Distribution the Fund paid monthly to ADAM, as Principal Underwriter, (until December 1998 when American Diversified Global Equities, Inc. ("ADGE") succeeded ADAM as principal underwriter), a distribution fee equal on an annual basis to 0.35% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Plan of Distribution.

     During the year ended March 31, 1999, ADAM/ADGE earned commissions of $311 as principal underwriter and authorized dealer in Fund shares.


(4)  CAPITAL STOCK

     At March 31, 1999, there were 20,000,000 shares of capital stock ($1 par value) authorized and paid-in capital amounted to $8,381,877. Transactions in capital stock were as follows:

                                                 YEAR ENDED                            YEAR ENDED
                                                MARCH 31, 1999                        MARCH 31, 1998
                                          ---------------------------------------------------------------
                                            SHARES           VALUE                SHARES          VALUE
                                            ------           -----                ------          -----
Sold                                        38,691      $   634,682                4,319      $    69,856



Issued on reinvested of dividends            8,723          133,280                8,269          132,462
Redeemed                                  (135,277)      (2,110,395)            (119,982)         905,548)
                                          ---------     ------------            ---------     ------------

NET DECREASE                               (87,863)     $(1,342,433)            (107,394)     $(1,703,230)
                                          ---------     ------------            ---------     ------------
                                          ---------     ------------            ---------     ------------





--------------------------------------------------------------------------------
AMERICAN DIVERSIFIED GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 1999
--------------------------------------------------------------------------------

(5)  INVESTMENT TRANSACTIONS

     During the year ended March 31, 1999, purchases and sales of investment securities, excluding short-term obligations, were as follows:

                                                 COST OF           PROCEEDS OF
                                                PURCHASES             SALES
                                                ---------          -----------

        U.S. Government Obligations            $ 2,013,541         $1,000,625
        Other securities                        10,295,208          6,962,960
                                               -----------         ----------
                                               $12,308,749         $7,963,585
                                               -----------         ----------
                                               -----------         ----------

     The aggregate portfolio turnover of the Fund for the year ended March 31, 1999 was 119%. Portfolio turnover on stocks was 144%. Portfolio turnover on U.S. Government Obligations was 52%.

     Realized gains and losses are reported on an identified cost basis. Accumulated undistributed net realized losses at March 31, 1999 were $951,301. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire in varying amounts from March 31, 2003 to March 31, 2007.

     At March 31, 1999, the cost of investments for federal income tax purposes was $7,436,667. The aggregate gross unrealized appreciation and (depreciation) of portfolio securities was as follows:

        Unrealized appreciation                                     $ 744,894
        Unrealized depreciation                                      (198,834)
                                                                    ---------
                                                                    $ 546,060
                                                                    ---------
                                                                    ---------

(6)  SUBSEQUENT EVENT

     On April 7, 1999, The Board of Directors of the Fund were advised that ADAM was insolvent and would not be in a position to continue serving as the Fund's investment adviser. On May 4, 1999, the Board of Directors approved a plan of reorganization whereby the Fund would, subject to stockholder approval, merge into the Orbitex Growth Fund in a tax-free exchange of shares and at the same time approved Orbitex Investment Management to serve as the Fund's adviser until the reorganization is consummated. A special meeting of shareholders is proposed to be held in the latter half of July 1999.

AMERICAN DIVERSIFIED GLOBAL VALUE FUND

MARCH 31, 1999
--------------------------------------------------------------------------------
(7)     SELECTED FINANCIAL INFORMATION

                                                                                               YEARS ENDED MARCH 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                         1999      1998      1997      1996      1995      1994      1993      1992
                                                         ----      ----      ----      ----      ----      ----      ----      ----
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Net asset value, beginning of year                     $16.77    $14.99    $14.36    $13.12    $13.20    $13.68    $13.14    $12.84
                                                       -------   ------    ------    ------    ------    ------    ------    ------
Income from investment operations
   Net investment income                                 0.24      0.23      0.27      0.31      0.15      0.07      0.21      0.59
   Net realized and unrealized gain (loss)
     on investments                                     (0.89)     1.78      0.65      1.24     (0.13)    (0.47)     0.59      0.37
                                                       -------   ------    ------    ------    ------    ------    ------    ------
Total from investment operations                        (0.65)     2.01      0.92      1.55      0.02     (0.40)     0.80      0.96
                                                       -------   ------    ------    ------    ------    ------    ------    ------
Less distributions:
   Dividends from net investment income                 (0.27)    (0.23)    (0.29)    (0.31)    (0.10)    (0.08)    (0.26)    (0.66)
   Dividends from net realized gains                     0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00
                                                       -------   ------    ------    ------    ------    ------    ------    ------
Total distributions                                     (0.27)    (0.23)    (0.29)    (0.31)    (0.10)    (0.08)    (0.26)    (0.66)
                                                       -------   ------    ------    ------    ------    ------    ------    ------
Net asset value, end of year                           $15.85    $16.77    $14.99    $14.36    $13.12    $13.20    $13.68    $13.14
                                                       -------   ------    ------    ------    ------    ------    ------    ------
                                                       -------   ------    ------    ------    ------    ------    ------    ------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $7,987    $9,923   $10,481   $12,277   $14,242   $17,877   $24,771   $28,281
                                                       -------   ------    ------    ------    ------    ------    ------    ------
                                                       -------   ------    ------    ------    ------    ------    ------    ------
Ratios to average net assets:

   Expenses (net of reimbursement)                       2.19%+    3.13%     2.89%     2.65%     2.52%     2.37%     2.16%     2.06%
   Net investment income                                 1.35%     1.36%     1.70%     2.02%     1.08%     0.49%     1.45%     4.05%


Aggregate portfolio turnover rate                         119%        8%       19%      223%       93%      106%       87%      109%

Portfolio turnover rate on stocks**                       144%       14%       45%       88%       36%

Net asset value adjusted for reinvestment
   of dividends and distributions:
   Beginning of year                                   $34.81    $34.67    $32.58    $29.14    $29.09    $29.97    $28.24    $26.23
                                                       -------   ------    ------    ------    ------    ------    ------    ------
   End of year                                         $31.89    $39.34    $34.67    $32.58    $29.14    $29.09    $29.97    $28.24
                                                       -------   ------    ------    ------    ------    ------    ------    ------
                                                       -------   ------    ------    ------    ------    ------    ------    ------
TOTAL RETURN (excluding sales charge)                   (3.82)%   13.48%     6.41%    11.81%     0.17%    (2.94)%    6.13%     7.66%


                                                                                               YEARS ENDED MARCH 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                             1991      1990      1989      1988      1987      1986
                                                             ----      ----      ----      ----      ----      ----
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Net asset value, beginning of year                        $13.56    $13.90    $13.83   $ 15.56    $16.45    $13.65
                                                          ------    ------    ------   -------    ------    ------
Income from investment operations
   Net investment income                                    0.75      0.90      0.78      0.66      0.43      0.50
   Net realized and unrealized gain (loss)
     on investments                                        (0.65)    (0.27)     0.25     (0.46)     0.98      3.06
                                                          ------    ------    ------   -------    ------    ------
Total from investment operations                            0.10      0.63      1.03      0.20      1.41      3.56
                                                          ------    ------    ------   -------    ------    ------
Less distributions:
   Dividends from net investment income                    (0.82)    (0.96)    (0.68)    (1.03)    (0.47)    (0.53)
   Dividends from net realized gains                        0.00     (0.01)    (0.28)    (0.90)    (1.83)    (0.23)
                                                          ------    ------    ------   -------    ------    ------
Total distributions                                        (0.82)    (0.97)    (0.96)    (1.93)    (2.30)    (0.76)
                                                          ------    ------    ------   -------    ------    ------
Net asset value, end of year                              $12.84    $13.56    $13.90    $13.83    $15.56    $16.45
                                                          ------    ------    ------   -------    ------    ------
                                                          ------    ------    ------   -------    ------    ------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's)                          $34,758   $43,386   $50,554   $49,287   $48,141   $31,531
                                                          ------    ------    ------   -------    ------    ------
                                                          ------    ------    ------   -------    ------    ------
Ratios to average net assets:

   Expenses (net of reimbursement)                          2.04%     1.60%     1.43%     1.41%     1.48%     1.50%
   Net investment income                                    5.27%     5.82%     5.46%     4.82%     3.54%     4.78%


Aggregate portfolio turnover rate                            100%      125%       88%      226%      111%      208%

Portfolio turnover rate on stocks**

Net asset value adjusted for reinvestment
   of dividends and distributions:
   Beginning of year                                      $25.95    $24.85    $23.10    $22.69    $20.78    $16.24
                                                          ------    ------    ------   -------    ------    ------
   End of year                                            $26.23    $25.95    $24.85    $23.10    $22.69    $20.73
                                                          ------    ------    ------   -------    ------    ------
                                                          ------    ------    ------   -------    ------    ------
TOTAL RETURN (excluding sales charge)                       1.08%     4.43%     7.58%     1.81%     9.45%    27.65%

**     PROVIDED FOR ADDITIONAL INFORMATION.  PORTFOLIO TURNOVER RATE ON STOCKS
       FOR PERIODS PRIOR TO 1995 NOT AVAILABLE.

+      IN THE ABSENCE OF THE REIMBURSEMENT, EXPENSES WOULD HAVE BEEN 3.28% FOR
       THE YEAR ENDED MARCH 31, 1999.
------------------------------------------------------------------------------------------------------------------------------------


AMERICAN DIVERSIFIED GLOBAL VALUE FUND

MARCH 31, 1999

------------------------------------------------------------------------------------------------------------------------------

(7)      SELECTED FINANCIAL INFORMATION - (CONTINUED)

                                                                                                          PRO FORMA
                                                                                                   INFORMATION + (UNAUDITED)
                                                                                                  ----------------------------
                                                                       YEARS ENDED     APRIL 30,                 YEARS ENDED
                                                                        MARCH 31,      1982 TO     JANUARY 1,    DECEMBER 31,
                                                                   ----------------    MARCH 31,  TO APRIL 29, ---------------
                                                                     1985      1984      1983        1982       1981      1980
                                                                     ----      ----    -------     --------     ----      ----

PER SHARE OPERATING PERFORMANCE
   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Net asset value, beginning of period                               $13.09    $13.89    $11.45       $11.09    $ 9.55     $8.66
                                                                   ------    ------    ------       ------    ------     -----
Income from investment operations:
   Net investment income                                             0.46      0.72      0.43         0.05      0.59      0.56
   Net realized and unrealized gain (loss) on investments            1.12     (0.27)     2.01         0.31      0.95      0.33
                                                                   ------    ------    ------       ------    ------     -----

Total from investment operations                                     1.58      0.45      2.44         0.36      1.54      0.89
                                                                   ------    ------    ------       ------    ------     -----
Less distributions:
   Dividends from net investment income                             (0.74)    (0.33)     0.00         0.00      0.00      0.00
   Dividends from net realized gains                                (0.28)    (0.92)     0.00         0.00      0.00      0.00
                                                                   ------    ------    ------       ------    ------     -----
Total distributions                                                 (1.02)    (1.25)     0.00         0.00      0.00      0.00
                                                                   ------    ------    ------       ------    ------     -----
Net asset value, end of period                                     $13.65    $13.09    $13.89       $11.45    $11.09     $9.55
                                                                   ------    ------    ------       ------    ------     -----
                                                                   ------    ------    ------       ------    ------     -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                 $13,627    $9,842    $6,863       $3,436    $3,200    $2,631

Ratios to average net assets:
   Expenses                                                          2.28%     2.45%     1.50%*       3.62%*    2.70%     3.10%
   Net investment income                                             4.68%     6.46%     5.49%*       2.90%*    6.48%     3.85%

Portfolio turnover rate                                               196%      261%      187%           9%      135%      151%

Net asset value adjusted for reinvestment of dividends and
   distributions:  Beginning of period                             $14.35    $13.89    $11.45       $11.09     $9.55     $8.66
                                                                   ------    ------    ------       ------    ------     -----
                                                                   ------    ------    ------       ------    ------     -----
   End of period                                                   $16.24    $14.35    $13.89       $11.45    $11.09     $9.55
                                                                   ------    ------    ------       ------    ------     -----
                                                                   ------    ------    ------       ------    ------     -----
TOTAL RETURN (excluding sales charge)                               13.17%     3.31%    21.31%        3.25%    16.13%    10.28%



                                                                      PRO FORMA INFORMATION + (UNAUDITED)
                                                                     -----------------------------------------
                                                                                               JUNE 30, 1976
                                                                                               (COMMENCEMENT
                                                                     YEARS ENDED DECEMBER 31,  OF OPERATIONS)
                                                                     ------------------------  TO DECEMBER 31,
                                                                     1979      1978      1977      1976
                                                                     ----      ----      ----  ---------------

PER SHARE OPERATING PERFORMANCE
   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Net asset value, beginning of period                                $7.45    $ 6.75    $ 6.54     $ 6.03
                                                                    -----    ------    ------     ------
Income from investment operations:
   Net investment income                                             0.30      0.12      0.18       0.00
   Net realized and unrealized gain (loss) on investments            0.91      0.58      0.03       0.51
                                                                    -----    ------    ------     ------

Total from investment operations                                     1.21      0.70      0.21       0.51
                                                                    -----    ------    ------     ------
Less distributions:
   Dividends from net investment income                              0.00      0.00      0.00       0.00
   Dividends from net realized gains                                 0.00      0.00      0.00       0.00
                                                                    -----    ------    ------     ------
Total distributions                                                  0.00      0.00      0.00       0.00
                                                                    -----    ------    ------     ------
Net asset value, end of period                                      $8.66     $7.45     $6.75      $6.54
                                                                    -----    ------    ------     ------
                                                                    -----    ------    ------     ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                  $3,063    $2,169    $1,458     $1,093

Ratios to average net assets:
   Expenses                                                          3.07%     2.90%     2.77%      4.92%*
   Net investment income                                             4.63%     2.72%     2.98%        -

Portfolio turnover rate                                               101%      135%      148%        22%

Net asset value adjusted for reinvestment of dividends
 and distributions:
   Beginning of period                                              $7.45     $6.75     $6.54      $6.03
                                                                    -----    ------    ------     ------
                                                                    -----    ------    ------     ------
   End of period                                                   $ 8.66     $7.45    $ 6.75      $6.54
                                                                    -----    ------    ------     ------
                                                                    -----    ------    ------     ------
TOTAL RETURN (excluding sales charge)                               16.24%    10.37%     3.21%      8.46%

*  ANNUALIZED

+  PREPARED AS IF THE PREDECESSOR PARTNERSHIP (NOTE 1) HAD BEEN ORGANIZED AS A
   CORPORATION ON JUNE 30, 1976, THE DATE OF COMMENCEMENT OF ITS OPERATIONS,
   AND HAD INITIALLY ISSUED CAPITAL STOCK AT A NET ASSET VALUE OF $6.03 PER
   SHARE.
--------------------------------------------------------------------------------------------------------------